Intangible assets and goodwill - Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Total intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	$ 524,232
Intangible assets and goodwill at end of period	747,600	$ 524,232
Computer software
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	26,781
Intangible assets and goodwill at end of period	39,844	26,781
Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	1,577
Intangible assets and goodwill at end of period	3,132	1,577
Technologies
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	237,558
Intangible assets and goodwill at end of period	357,570	237,558
Partner and merchant relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	258,316
Intangible assets and goodwill at end of period	347,054	258,316
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	969,820	768,497
Acquisition through business combinations	172,472	198,439
Disposal		(7,664)
Effect of movements in exchange rates	(15,524)	10,548
Intangible assets and goodwill at end of period	1,126,768	969,820
Cost | Total intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	674,772	494,733
Acquisitions	25,312	14,448
Acquisition through business combinations	272,048	166,596
Settlement of advances to a third party	23,687
Disposal		(10,218)
Effect of movements in exchange rates	(13,288)	9,213
Intangible assets and goodwill at end of period	982,531	674,772
Cost | Computer software
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	48,115	37,030
Acquisitions	25,217	14,448
Acquisition through business combinations	0	0
Settlement of advances to a third party	0
Disposal		(4,183)
Effect of movements in exchange rates	(178)	820
Intangible assets and goodwill at end of period	73,154	48,115
Cost | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	9,323	9,519
Acquisitions	0	0
Acquisition through business combinations	2,618	0
Settlement of advances to a third party	0
Disposal		(196)
Effect of movements in exchange rates	(6)	0
Intangible assets and goodwill at end of period	11,935	9,323
Cost | Technologies
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	260,002	196,956
Acquisitions	95	0
Acquisition through business combinations	147,198	63,093
Settlement of advances to a third party	0
Disposal		(3,267)
Effect of movements in exchange rates	(4,963)	3,220
Intangible assets and goodwill at end of period	402,332	260,002
Cost | Partner and merchant relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	357,332	251,228
Acquisitions	0	0
Acquisition through business combinations	122,232	103,503
Settlement of advances to a third party	23,687
Disposal		(2,572)
Effect of movements in exchange rates	(8,141)	5,173
Intangible assets and goodwill at end of period	495,110	357,332
Cost | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	969,820	768,497
Acquisition through business combinations	172,472	198,439
Settlement of advances to a third party	0
Disposal		(7,664)
Effect of movements in exchange rates	(15,524)	10,548
Intangible assets and goodwill at end of period	1,126,768	969,820
Accumulated depreciation | Total intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(150,540)	(86,353)
Amortization	85,017	64,552
Disposal		379
Effect of movements in exchange rates	626	(14)
Intangible assets and goodwill at end of period	(234,931)	(150,540)
Accumulated depreciation | Computer software
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(21,334)	(10,473)
Amortization	11,976	10,861
Disposal		0
Effect of movements in exchange rates	0	0
Intangible assets and goodwill at end of period	(33,310)	(21,334)
Accumulated depreciation | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(7,746)	(4,584)
Amortization	1,057	3,216
Disposal		54
Effect of movements in exchange rates	0	0
Intangible assets and goodwill at end of period	(8,803)	(7,746)
Accumulated depreciation | Technologies
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(22,444)	(9,171)
Amortization	22,589	13,454
Disposal		182
Effect of movements in exchange rates	271	(1)
Intangible assets and goodwill at end of period	(44,762)	(22,444)
Accumulated depreciation | Partner and merchant relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(99,016)	(62,125)
Amortization	49,395	37,021
Disposal		143
Effect of movements in exchange rates	355	(13)
Intangible assets and goodwill at end of period	(148,056)	(99,016)
Accumulated depreciation | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0
Disposal		0
Effect of movements in exchange rates	0	0
Intangible assets and goodwill at end of period	$ 0	$ 0